UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-24125

FT Vest Total Return Income Fund: Series B4

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2030

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

FT VEST TOTAL RETURN INCOME FUND: SERIES B4

Class I Shares

Semi-Annual Report

June 30, 2026

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

FT Vest Total Return Income Fund: Series B4
This report and the financial statements contained herein are provided for the general information of the shareholders of the FT Vest Total Return Income Fund: Series B4 (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Private Placement Memorandum.

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 100.7%
	COMMUNICATIONS – 10.8%
11,179	Alphabet, Inc. – Class A1	$3,995,039
8,934	Alphabet, Inc. – Class C1	3,156,650
17,440	AT&T, Inc.1	361,008
3,331	Booking Holdings, Inc.1	593,717
6,080	Comcast Corp. – Class A1	149,264
4,842	Meta Platforms, Inc. – Class A1	2,727,450
9,420	Netflix, Inc.*,1	672,588
6,847	Uber Technologies, Inc.*,1	494,080
10,372	Verizon Communications, Inc.1	439,151
3,969	Walt Disney Co.1	382,016
		12,970,963
	CONSUMER DISCRETIONARY – 8.9%
21,447	Amazon.com, Inc.*,1	5,111,678
2,194	Home Depot, Inc.1	773,780
1,236	Lowe’s Cos., Inc.1	272,526
2,943	McDonald’s Corp.1	795,522
9,122	NIKE, Inc. – Class B1	374,458
4,699	Starbucks Corp.1	480,191
6,039	Tesla, Inc.*,1	2,540,003
2,454	TJX Cos., Inc.1	371,781
		10,719,939
	CONSUMER STAPLES – 4.7%
4,387	Altria Group, Inc.1	315,645
10,117	Coca-Cola Co.1	822,209
2,059	Colgate-Palmolive Co.1	188,769
1,016	Costco Wholesale Corp.1	950,437
3,372	Mondelez International, Inc. – Class A1	195,036
3,574	PepsiCo, Inc.1	483,920
4,069	Philip Morris International, Inc.1	736,123
5,970	Procter & Gamble Co.1	875,441
10,055	Walmart, Inc.1	1,138,829
		5,706,409
	ENERGY – 3.0%
6,729	Chevron Corp.1	1,115,399
4,393	ConocoPhillips1	456,696
14,993	Exxon Mobil Corp.1	2,049,843
		3,621,938
	FINANCIALS – 12.5%
1,538	American Express Co.1	520,228
15,174	Bank of America Corp.1	864,615
5,248	Berkshire Hathaway, Inc. – Class B*,1	2,626,047
413	BlackRock, Inc.1	397,124

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
4,781	Charles Schwab Corp.1	$441,143
6,516	Chubb Ltd.1	2,220,262
4,041	Citigroup, Inc.1	565,578
858	Goldman Sachs Group, Inc.1	867,755
6,148	JPMorgan Chase & Co.1	2,012,425
2,346	Mastercard, Inc. – Class A1	1,204,906
3,456	Morgan Stanley1	722,442
2,678	PayPal Holdings, Inc.1	115,636
3,511	U.S. Bancorp1	212,064
4,830	Visa, Inc. – Class A1	1,657,125
7,089	Wells Fargo & Co.1	585,835
		15,013,185
	HEALTH CARE – 9.4%
7,108	Abbott Laboratories1	644,980
3,987	AbbVie, Inc.1	1,003,289
1,215	Amgen, Inc.1	439,976
4,592	Bristol-Myers Squibb Co.1	264,591
5,189	CVS Health Corp.1	536,802
1,418	Danaher Corp.1	270,101
909	Elevance Health, Inc.1	351,537
1,791	Eli Lilly & Co.1	2,148,179
2,799	Gilead Sciences, Inc.1	353,626
1,449	Intuitive Surgical, Inc.*,1	576,238
5,434	Johnson & Johnson1	1,380,073
5,243	Medtronic PLC1	410,160
5,598	Merck & Co., Inc.1	719,343
12,825	Pfizer, Inc.1	308,826
847	Thermo Fisher Scientific, Inc.1	424,652
3,703	UnitedHealth Group, Inc.1	1,539,078
		11,371,451
	INDUSTRIALS – 8.6%
2,206	3M Co.1	357,173
3,253	Boeing Co.*,1	704,177
1,943	Caterpillar, Inc.1	2,069,101
1,044	Deere & Co.1	662,241
1,614	Eaton Corp. PLC1	687,758
2,334	Emerson Electric Co.1	334,112
715	FedEx Corp.1	223,888
4,382	General Electric Co. DBA GE Aerospace1	1,637,685
1	Honeywell Aerospace, Inc.*,1	221
1,324	Honeywell International, Inc.	296,444

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
846	Lockheed Martin Corp.1	$431,003
5,570	RTX Corp.1	1,056,796
1,955	Union Pacific Corp.1	531,760
2,435	United Parcel Service, Inc. – Class B1	261,762
5,004	Waste Management, Inc.1	1,115,291
		10,369,412
	MATERIALS – 2.2%
5,093	Linde PLC1	2,642,962
	REAL ESTATE – 1.2%
8,995	American Tower Corp., REIT1	1,471,312
	TECHNOLOGY – 37.1%
1,872	Accenture PLC1	232,952
1,264	Adobe, Inc.*,1	259,145
3,641	Advanced Micro Devices, Inc.*,1	2,115,093
28,391	Apple, Inc.1	8,215,220
1,781	Applied Materials, Inc.1	1,287,663
10,562	Broadcom, Inc.1	3,989,795
30,865	Cisco Systems, Inc.1	3,625,403
10,028	Intel Corp.*,1	1,400,210
2,822	International Business Machines Corp.1	793,575
842	Intuit, Inc.1	219,762
2,810	Lam Research Corp.1	1,217,657
2,510	Micron Technology, Inc.1	2,897,268
14,281	Microsoft Corp.1	5,327,099
46,690	NVIDIA Corp.1	9,342,202
5,079	Oracle Corp.1	744,327
6,898	Palantir Technologies, Inc. – Class A*,1	804,790
2,396	QUALCOMM, Inc.1	442,757
887	S&P Global, Inc.	361,240
2,875	Salesforce, Inc.1	450,397
3,132	ServiceNow, Inc.*,1	310,945
2,032	Texas Instruments, Inc.1	605,678
		44,643,178
	UTILITIES – 2.3%
5,594	Duke Energy Corp.1	708,089
14,982	NextEra Energy, Inc.1	1,314,970
7,921	Southern Co.1	758,119
		2,781,178
	TOTAL COMMON STOCKS (Cost $106,602,021)	121,311,927

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 13.9%
	CALL OPTIONS – 6.6%
85	S&P 500 Index Exercise Price: $7,500.01, Notional Amount: $63,750,085, Expiration Date: January 28, 2028*	$7,872,336
	TOTAL CALL OPTIONS (Cost $5,055,315)	7,872,336
	PUT OPTIONS – 7.3%
85	S&P 500 Index Exercise Price: $6,500.01, Notional Amount: $55,250,085, Expiration Date: January 28, 2028*	2,356,279
179	Exercise Price: $6,915.61, Notional Amount: $123,789,419, Expiration Date: January 28, 2028*	6,425,706
11	S&P 500 Mini Index Exercise Price: $691.56, Notional Amount: $760,716, Expiration Date: January 28, 2028*	39,472
	TOTAL PUT OPTIONS (Cost $13,262,311)	8,821,457
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $18,317,626)	16,693,793
Principal Amount ($)
	SHORT-TERM INVESTMENTS – 1.7%
2,034,790	UMB Bank, Money Market Special II Deposit Investment, 3.48%2	2,034,790
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,034,790)	2,034,790
	TOTAL INVESTMENTS – 116.3% (Cost $126,954,437)	140,040,510
	Liabilities in Excess of Other Assets – (16.3)%	(19,644,810)
	TOTAL NET ASSETS – 100.0%	120,395,700
Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (15.7)%
	CALL OPTIONS – (12.1)%
(5)	3M Co. Exercise Price: $165.00, Notional Amount: $(82,500), Expiration Date: July 2, 2026*	(248)
(17)	Abbott Laboratories Exercise Price: $94.00, Notional Amount: $(159,800), Expiration Date: July 2, 2026*	(298)
(10)	AbbVie, Inc. Exercise Price: $245.00, Notional Amount: $(245,000), Expiration Date: July 2, 2026*	(6,750)
(5)	Accenture PLC Exercise Price: $128.00, Notional Amount: $(64,000), Expiration Date: July 2, 2026*	(388)

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(3)	Adobe, Inc. Exercise Price: $200.00, Notional Amount: $(60,000), Expiration Date: July 2, 2026*	$(1,830)
(9)	Advanced Micro Devices, Inc. Exercise Price: $520.00, Notional Amount: $(468,000), Expiration Date: July 2, 2026*	(56,745)
(27)	Alphabet, Inc. – Class A Exercise Price: $342.50, Notional Amount: $(924,750), Expiration Date: July 2, 2026*	(42,322)
(22)	Alphabet, Inc. – Class C Exercise Price: $342.50, Notional Amount: $(753,500), Expiration Date: July 2, 2026*	(25,795)
(11)	Altria Group, Inc. Exercise Price: $73.00, Notional Amount: $(80,300), Expiration Date: July 2, 2026*	(248)
(52)	Amazon.com, Inc. Exercise Price: $227.50, Notional Amount: $(1,183,000), Expiration Date: July 2, 2026*	(58,370)
(4)	American Express Co. Exercise Price: $340.00, Notional Amount: $(136,000), Expiration Date: July 2, 2026*	(850)
(3)	Amgen, Inc. Exercise Price: $355.00, Notional Amount: $(106,500), Expiration Date: July 2, 2026*	(2,647)
(69)	Apple, Inc. Exercise Price: $282.50, Notional Amount: $(1,949,250), Expiration Date: July 2, 2026*	(51,405)
(4)	Applied Materials, Inc. Exercise Price: $645.00, Notional Amount: $(258,000), Expiration Date: July 2, 2026*	(32,520)
(42)	AT&T, Inc. Exercise Price: $22.50, Notional Amount: $(94,500), Expiration Date: July 2, 2026*	(21)
(37)	Bank of America Corp. Exercise Price: $58.00, Notional Amount: $(214,600), Expiration Date: July 2, 2026*	(389)
(13)	Berkshire Hathaway, Inc. – Class B Exercise Price: $497.50, Notional Amount: $(646,750), Expiration Date: July 2, 2026*	(5,915)
(1)	BlackRock, Inc. Exercise Price: $970.00, Notional Amount: $(97,000), Expiration Date: July 2, 2026*	(640)
(8)	Boeing Co. Exercise Price: $220.00, Notional Amount: $(176,000), Expiration Date: July 2, 2026*	(840)

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(8)	Booking Holdings, Inc. Exercise Price: $185.00, Notional Amount: $(148,000), Expiration Date: July 2, 2026*	$(240)
(11)	Bristol-Myers Squibb Co. Exercise Price: $57.00, Notional Amount: $(62,700), Expiration Date: July 2, 2026*	(1,012)
(26)	Broadcom, Inc. Exercise Price: $370.00, Notional Amount: $(962,000), Expiration Date: July 2, 2026*	(27,105)
(5)	Caterpillar, Inc. Exercise Price: $1,010.00, Notional Amount: $(505,000), Expiration Date: July 2, 2026*	(28,250)
(12)	Charles Schwab Corp. Exercise Price: $90.00, Notional Amount: $(108,000), Expiration Date: July 2, 2026*	(2,808)
(16)	Chevron Corp. Exercise Price: $170.00, Notional Amount: $(272,000), Expiration Date: July 2, 2026*	(472)
(74)	Cisco Systems, Inc. Exercise Price: $116.00, Notional Amount: $(858,400), Expiration Date: July 2, 2026*	(17,242)
(10)	Citigroup, Inc. Exercise Price: $142.00, Notional Amount: $(142,000), Expiration Date: July 2, 2026*	(640)
(24)	Coca-Cola Co. Exercise Price: $83.00, Notional Amount: $(199,200), Expiration Date: July 2, 2026*	(180)
(5)	Colgate-Palmolive Co. Exercise Price: $91.00, Notional Amount: $(45,500), Expiration Date: July 2, 2026*	(588)
(11)	ConocoPhillips Exercise Price: $105.00, Notional Amount: $(115,500), Expiration Date: July 2, 2026*	(682)
(2)	Costco Wholesale Corp. Exercise Price: $955.00, Notional Amount: $(191,000), Expiration Date: July 2, 2026*	(265)
(13)	CVS Health Corp. Exercise Price: $104.00, Notional Amount: $(135,200), Expiration Date: July 2, 2026*	(975)
(3)	Danaher Corp. Exercise Price: $192.50, Notional Amount: $(57,750), Expiration Date: July 2, 2026*	(450)
(3)	Deere & Co. Exercise Price: $620.00, Notional Amount: $(186,000), Expiration Date: July 2, 2026*	(4,905)

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(4)	Eaton Corp. PLC Exercise Price: $402.50, Notional Amount: $(161,000), Expiration Date: July 2, 2026*	$(9,860)
(4)	Eli Lilly & Co. Exercise Price: $1,200.00, Notional Amount: $(480,000), Expiration Date: July 2, 2026*	(5,670)
(6)	Emerson Electric Co. Exercise Price: $143.00, Notional Amount: $(85,800), Expiration Date: July 2, 2026*	(855)
(36)	Exxon Mobil Corp. Exercise Price: $136.00, Notional Amount: $(489,600), Expiration Date: July 2, 2026*	(5,688)
(2)	FedEx Corp. Exercise Price: $322.50, Notional Amount: $(64,500), Expiration Date: July 2, 2026*	(94)
(11)	General Electric Co. DBA GE Aerospace Exercise Price: $367.50, Notional Amount: $(404,250), Expiration Date: July 2, 2026*	(8,277)
(7)	Gilead Sciences, Inc. Exercise Price: $126.00, Notional Amount: $(88,200), Expiration Date: July 2, 2026*	(948)
(5)	Home Depot, Inc. Exercise Price: $347.50, Notional Amount: $(173,750), Expiration Date: July 2, 2026*	(3,450)
(24)	Intel Corp. Exercise Price: $128.00, Notional Amount: $(307,200), Expiration Date: July 2, 2026*	(29,460)
(7)	International Business Machines Corp. Exercise Price: $270.00, Notional Amount: $(189,000), Expiration Date: July 2, 2026*	(8,732)
(2)	Intuit, Inc. Exercise Price: $270.00, Notional Amount: $(54,000), Expiration Date: July 2, 2026*	(350)
(4)	Intuitive Surgical, Inc. Exercise Price: $405.00, Notional Amount: $(162,000), Expiration Date: July 2, 2026*	(770)
(13)	Johnson & Johnson Exercise Price: $252.50, Notional Amount: $(328,250), Expiration Date: July 2, 2026*	(3,828)
(15)	JPMorgan Chase & Co. Exercise Price: $327.50, Notional Amount: $(491,250), Expiration Date: July 2, 2026*	(3,585)
(7)	Lam Research Corp. Exercise Price: $382.50, Notional Amount: $(267,750), Expiration Date: July 2, 2026*	(36,417)

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(2)	Lockheed Martin Corp. Exercise Price: $505.00, Notional Amount: $(101,000), Expiration Date: July 2, 2026*	$(1,490)
(3)	Lowe’s Cos., Inc. Exercise Price: $220.00, Notional Amount: $(66,000), Expiration Date: July 2, 2026*	(735)
(6)	Mastercard, Inc. – Class A Exercise Price: $500.00, Notional Amount: $(300,000), Expiration Date: July 2, 2026*	(9,150)
(7)	McDonald’s Corp. Exercise Price: $267.50, Notional Amount: $(187,250), Expiration Date: July 2, 2026*	(2,695)
(13)	Medtronic PLC Exercise Price: $81.00, Notional Amount: $(105,300), Expiration Date: July 2, 2026*	(104)
(14)	Merck & Co., Inc. Exercise Price: $126.00, Notional Amount: $(176,400), Expiration Date: July 2, 2026*	(4,067)
(12)	Meta Platforms, Inc. – Class A Exercise Price: $550.00, Notional Amount: $(660,000), Expiration Date: July 2, 2026*	(19,020)
(6)	Micron Technology, Inc. Exercise Price: $1,150.00, Notional Amount: $(690,000), Expiration Date: July 2, 2026*	(21,900)
(35)	Microsoft Corp. Exercise Price: $370.00, Notional Amount: $(1,295,000), Expiration Date: July 2, 2026*	(21,262)
(8)	Mondelez International, Inc. – Class A Exercise Price: $61.00, Notional Amount: $(48,800), Expiration Date: July 2, 2026*	(240)
(8)	Morgan Stanley Exercise Price: $212.50, Notional Amount: $(170,000), Expiration Date: July 2, 2026*	(800)
(23)	Netflix, Inc. Exercise Price: $74.00, Notional Amount: $(170,200), Expiration Date: July 2, 2026*	(380)
(36)	NextEra Energy, Inc. Exercise Price: $88.00, Notional Amount: $(316,800), Expiration Date: July 2, 2026*	(2,070)
(22)	NIKE, Inc. – Class B Exercise Price: $41.00, Notional Amount: $(90,200), Expiration Date: July 2, 2026*	(4,609)
(113)	NVIDIA Corp. Exercise Price: $195.00, Notional Amount: $(2,203,500), Expiration Date: July 2, 2026*	(62,715)

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(12)	Oracle Corp. Exercise Price: $150.00, Notional Amount: $(180,000), Expiration Date: July 2, 2026*	$(1,812)
(17)	Palantir Technologies, Inc. – Class A Exercise Price: $113.00, Notional Amount: $(192,100), Expiration Date: July 2, 2026*	(7,437)
(6)	PayPal Holdings, Inc. Exercise Price: $44.00, Notional Amount: $(26,400), Expiration Date: July 2, 2026*	(129)
(9)	PepsiCo, Inc. Exercise Price: $141.00, Notional Amount: $(126,900), Expiration Date: July 2, 2026*	(90)
(31)	Pfizer, Inc. Exercise Price: $24.00, Notional Amount: $(74,400), Expiration Date: July 2, 2026*	(667)
(10)	Philip Morris International, Inc. Exercise Price: $180.00, Notional Amount: $(180,000), Expiration Date: July 2, 2026*	(2,225)
(14)	Procter & Gamble Co. Exercise Price: $149.00, Notional Amount: $(208,600), Expiration Date: July 2, 2026*	(392)
(6)	QUALCOMM, Inc. Exercise Price: $195.00, Notional Amount: $(117,000), Expiration Date: July 2, 2026*	(699)
(13)	RTX Corp. Exercise Price: $187.50, Notional Amount: $(243,750), Expiration Date: July 2, 2026*	(4,030)
(85)	S&P 500 Index Exercise Price: $6,500.01, Notional Amount: $(55,250,085), Expiration Date: January 28, 2028*	(13,807,121)
(7)	Salesforce, Inc. Exercise Price: $157.50, Notional Amount: $(110,250), Expiration Date: July 2, 2026*	(1,400)
(8)	ServiceNow, Inc. Exercise Price: $97.00, Notional Amount: $(77,600), Expiration Date: July 2, 2026*	(2,640)
(19)	Southern Co. Exercise Price: $97.00, Notional Amount: $(184,300), Expiration Date: July 2, 2026*	(333)
(11)	Starbucks Corp. Exercise Price: $104.00, Notional Amount: $(114,400), Expiration Date: July 2, 2026*	(413)

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(15)	Tesla, Inc. Exercise Price: $380.00, Notional Amount: $(570,000), Expiration Date: July 2, 2026*	$(61,425)
(5)	Texas Instruments, Inc. Exercise Price: $295.00, Notional Amount: $(147,500), Expiration Date: July 2, 2026*	(3,512)
(2)	Thermo Fisher Scientific, Inc. Exercise Price: $505.00, Notional Amount: $(101,000), Expiration Date: July 2, 2026*	(730)
(6)	TJX Cos., Inc. Exercise Price: $155.00, Notional Amount: $(93,000), Expiration Date: July 2, 2026*	(165)
(8)	U.S. Bancorp Exercise Price: $61.00, Notional Amount: $(48,800), Expiration Date: July 2, 2026*	(220)
(17)	Uber Technologies, Inc. Exercise Price: $75.00, Notional Amount: $(127,500), Expiration Date: July 2, 2026*	(272)
(5)	Union Pacific Corp. Exercise Price: $270.00, Notional Amount: $(135,000), Expiration Date: July 2, 2026*	(1,775)
(6)	United Parcel Service, Inc. – Class B Exercise Price: $108.00, Notional Amount: $(64,800), Expiration Date: July 2, 2026*	(462)
(9)	UnitedHealth Group, Inc. Exercise Price: $425.00, Notional Amount: $(382,500), Expiration Date: July 2, 2026*	(761)
(25)	Verizon Communications, Inc. Exercise Price: $46.50, Notional Amount: $(116,250), Expiration Date: July 2, 2026*	(75)
(12)	Visa, Inc. – Class A Exercise Price: $337.50, Notional Amount: $(405,000), Expiration Date: July 2, 2026*	(7,680)
(24)	Walmart, Inc. Exercise Price: $116.00, Notional Amount: $(278,400), Expiration Date: July 2, 2026*	(360)
(10)	Walt Disney Co. Exercise Price: $99.00, Notional Amount: $(99,000), Expiration Date: July 2, 2026*	(130)

FT Vest Total Return Income Fund: Series B4
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(17)	Wells Fargo & Co. Exercise Price: $84.00, Notional Amount: $(142,800), Expiration Date: July 2, 2026*	$(476)
	TOTAL CALL OPTIONS (Proceeds $10,684,770)	(14,550,687)
	PUT OPTIONS – (3.6)%
(85)	S&P 500 Index Exercise Price: $7,500.01, Notional Amount: $(63,750,085), Expiration Date: January 28, 2028*	(4,332,403)
	TOTAL PUT OPTIONS (Proceeds $6,302,725)	(4,332,403)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $16,987,495)	$(18,883,090)

PLC – Public Limited Company
REIT – Real Estate Investment Trust
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $15,554,415, which represents 12.92% of the total net assets of the Fund.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series B4
PORTFOLIO COMPOSITION
As of June 30, 2026 (Unaudited)

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$3,973,832	3.3%
Switzerland	2,220,262	1.8%
United States	133,846,416	111.2%
Total Investments	140,040,510	116.3%
Liabilities in Excess of Other Assets	(19,644,810)	(16.3)%
Total Net Assets	$120,395,700	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series B4
SUMMARY OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	10.8%
Consumer Discretionary	8.9%
Consumer Staples	4.7%
Energy	3.0%
Financials	12.5%
Health Care	9.4%
Industrials	8.6%
Materials	2.2%
Real Estate	1.2%
Technology	37.1%
Utilities	2.3%
Total Common Stocks	100.7%
Purchased Options Contracts	13.9%
Short-Term Investments	1.7%
Total Investments	116.3%
Liabilities in Excess of Other Assets	(16.3)%
Total Net Assets	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series B4
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2026 (Unaudited)

Assets:
Investments in securities, at value (cost $106,602,021)	$121,311,927
Purchased options contracts, at value (cost $18,317,626)	16,693,793
Investments in short-term securities, at value (cost $2,034,790)	2,034,790
Cash	28,331
Cash deposited with brokers for options contracts	560,184
Receivables:
Investment securities sold	344,805
Dividends and interest	65,418
Total assets	141,039,248
Liabilities:
Written options contracts, at value (proceeds $16,987,495)	18,883,090
Payables:
Unitary Management Fee	261,720
Dividend payable	1,498,738
Total liabilities	20,643,548
Net Assets	$120,395,700
Components of Net Assets:
Paid-in Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$124,500,590
Total accumulated earnings (accumulated deficit)	(4,104,890)
Net Assets	$120,395,700
Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$120,395,700
Shares of beneficial interest issued and outstanding	4,980,024
Net asset value, offering and redemption price per share	$24.18
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series B4
STATEMENT OF OPERATIONS
For the Period January 23, 2026* through June 30, 2026 (Unaudited)

Investment Income:
Dividends	$644,068
Interest	79,782
Total investment income	723,850
Expenses:
Unitary Management Fee	1,403,896
Organizational expenses (Note 2)	6,613
Offering costs (Note 2)	200
Total expenses	1,410,709
Net investment income (loss)	(686,859)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(11,864,213)
Purchased options contracts	166,491
Written options contracts	5,106,105
Net realized gain (loss)	(6,591,617)
Net change in unrealized appreciation/depreciation on:
Investments	14,709,906
Purchased options contracts	(1,623,833)
Written options contracts	(1,895,595)
Net change in unrealized appreciation/depreciation	11,190,478
Net realized and unrealized gain (loss)	4,598,861
Net Increase (Decrease) in Net Assets from Operations	$3,912,002

* Commencement of Operations.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series B4
STATEMENT OF CHANGES IN NET ASSETS

For the Period January 23, 2026* through June 30, 2026 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(686,859)
Net realized gain (loss) on investments, purchased options contracts and written options contracts	(6,591,617)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	11,190,478
Net increase (decrease) in net assets resulting from operations	3,912,002
Distributions to Shareholders:
Distributions:
Class I	(8,016,892)
Total distributions to shareholders	(8,016,892)
Capital Transactions:
Net proceeds from shares sold:
Class I	124,500,590
Net increase (decrease) in net assets from capital transactions	124,500,590
Total increase (decrease) in net assets	120,395,700
Net Assets:
Beginning of period	—
End of period	$120,395,700
Capital Share Transactions:
Shares sold:
Class I	4,980,024
Net increase (decrease) in capital share transactions	4,980,024

* Commencement of Operations.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series B4
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period January 23, 2026* through June 30, 2026 (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)1	(0.14)
Net realized and unrealized gain (loss)	0.93
Total from investment operations	0.79
Less Distributions:
From net investment income	(1.61)
Total distributions	(1.61)
Net asset value, end of period	$24.18
Total return2	3.27%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$120,396
Ratio of expenses to average net assets	2.65%4
Ratio of net investment income (loss) to average net assets	(1.29)%4
Portfolio turnover rate	262%3

* Commencement of operations.
1 Based on average monthly shares outstanding for the period.
2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Class I Shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

Note 1 — Organization
FT Vest Total Return Income Fund: Series B4 (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated November 7, 2024 (the “Declaration of Trust”). First Trust Capital Management L.P. (the “Investment Adviser”) serves as the investment adviser of the Fund. Vest Financial LLC, an affiliate of the Investment Adviser, serves as sub-adviser to the Fund (the “Sub-Adviser” and together with the Investment Adviser, the “Advisers”). Each of the Advisers is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers two separate classes (each, a “Class”) of shares of beneficial interest (the “Shares”), designated as Class A Shares and Class I Shares. Only Class I Shares have been issued as of the date of this report.
The Shares of each Class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Board of Trustees (the “Board” and the members thereof, the “Trustees”). Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains and losses on investments are allocated to each Class of Shares in proportion to their relative Shares outstanding. Shareholders of a Class that bears distribution and service expenses under the terms of a distribution and service plan have exclusive voting rights with respect to that distribution and service plan.
The Fund’s investment objective is to achieve attractive risk-adjusted returns through a combination of high level of current income and potential (although limited) long-term capital appreciation, while attempting to mitigate the risk of loss of principal. In seeking to achieve this investment objective, the Fund intends to pursue a hedged equity investment strategy by (i) investing primarily in U.S. exchange-traded equity securities contained in the S&P 500® Index (such index, the “Reference Index”) to attempt to replicate the returns of the broad US large cap equity markets, (ii) mitigating some of the risk of loss of principal by purchasing a hedge against the long term decline of the Reference Index (“Downside Hedge”) during the Designated Period (defined below), and (iii) producing income with a target net income objective of 15.0% on an annual basis. The Downside Hedge is designed to mitigate the risk of loss for those investors that buy Shares at the beginning of a two-year period (the “Designated Period”) and hold Shares until the end of the Designated Period. The Fund does not seek to provide a specific level of protection or any specific level of capital appreciation or total return performance compared to the total return performance of the Reference Index.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s administrator, UMB Fund Services, Inc. (“UMBFS”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.
The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options (“FLEX Options”), are typically valued using a model-based price provided by a third-party pricing service provider.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
(b) Options
The Fund writes and purchases options contracts. The Fund intends to trade FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are required to be centrally cleared. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense are recorded net of

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, are recorded on an accrual basis.
(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders (collectively, “Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
ASC Topic 740 — Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Distributions to Shareholders
The Fund makes monthly distributions to its Shareholders equal to 15% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold, and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income (if any) undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt interest income (if any) and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in each Share. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

(assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(f) Organizational Expenses and Offering Costs
Organizational expenses consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements and legal services in connection with the initial meeting of the Board. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Private Placement Memorandum, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational expenses and offering costs reflected in the Statement of Operations are $6,613, and $200, respectively.
Organizational expenses are expensed as they are incurred. Offering costs are amortized to expense over twelve months on a straight-line basis.
(g) Segments
An operating segment is defined in ASC Topic 280 — Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance of the Fund is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Note 3 — Investment Advisory and Other Agreements and Affiliates
The Fund pays the Investment Adviser a unitary management fee (the “Unitary Management Fee”) in consideration of the advisory services provided by the Investment Adviser to the Fund. In turn, the Investment Adviser will pay substantially all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, litigation and indemnification expenses, and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund pays the Unitary Management Fee at an annual rate of 2.65%, payable monthly in arrears, based upon the Fund’s net assets as of each month-end. The Unitary Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

The Investment Adviser pays the Sub-Adviser a management fee (the “Sub-Advisory Fee”) in consideration of the advisory services provided by the Sub-Adviser to the Fund. The Sub-Adviser’s fees are paid by the Investment Adviser out of the Unitary Management Fee. The Sub-Adviser receives a Sub-Advisory Fee equal to 50% of the monthly Unitary Management Fee paid to the Investment Adviser, which shall be reduced as follows. The Sub-Adviser has agreed with the Investment Adviser that it will pay one-half of all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering costs and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, and litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Sub-Advisory Fees shall be reduced by the Sub-Adviser’s share of such expenses, and in the event the Sub-Adviser’s share of the expenses exceeds the amount of the Sub-Advisory Fee in any month, the Sub-Adviser will pay the difference to the Investment Adviser.
First Trust Portfolios L.P. (the “Placement Agent”), an affiliate of both the Investment Adviser and the Sub-Adviser, currently serves as the Fund’s placement agent. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, N.A., an affiliate of UMBFS, serves as a custodian of the assets of the Fund.
A Trustee is an affiliate, and an officer of the Fund is an employee, of UMBFS. The Fund does not compensate Trustees and officers affiliated with UMBFS or the Investment Adviser.
Vigilant Compliance, LLC provides Chief Compliance Officer services to the Fund.
Pursuant to exemptive relief from the SEC, the Fund has adopted a Distribution and Service Plan with respect to Class A Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class A Shares and Class I Shares. Under the Distribution and Service Plan, with respect to qualified recipients (i) for each Class of Shares, the Fund is permitted to pay a Shareholder Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to the Class and (ii) for Class A Shares, the Fund pays a Distribution Fee of up to 0.75% on an annualized basis of the aggregate net assets attributable to Class A Shares (together, the “Distribution and Servicing Fee”). The Fund or the Placement Agent may pay all or a portion of Distribution and Service Fees paid by the Fund to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the respective Class of Shares or who provides certain shareholder services, pursuant to a written agreement. The Distribution and Servicing Fee is paid out of the Fund’s assets attributable to the applicable Class and decreases the net profits or increases the net losses of such Class.
Note 4 — Federal Income Taxes
The Fund intends to elect to be treated and intends to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that it distributes substantially all of its income and gains each year.
At June 30, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

Cost of investments	$109,966,942
Gross unrealized appreciation	$21,407,564
Gross unrealized depreciation	(10,217,086)
Net unrealized appreciation (depreciation) on investments	$11,190,478
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences (i.e. wash sales) in recognizing certain gains and losses in securities transactions.
Given that the Fund has not reached its first tax year-end, other tax disclosures are not included in this report.
Note 5 — Investment Transactions
For the period ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were $438,832,134 and $320,365,900, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund provides a limited degree of liquidity to the Shareholders by conducting tender offers at least annually every twelfth month after the closing of a Designated Period, as of a Friday (other than the 3rd Friday of the month). In each tender offer, the Fund may offer to repurchase its Shares at their NAV as determined as of the relevant valuation date. Each tender offer in the first year of a Designated Period ordinarily will be limited to the repurchase of an amount up to 10% of the Shares outstanding, but if the number of Shares tendered for repurchase exceeds the number the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. In the second year of each Designated Period, subject to the Board’s discretion, each tender offer that coincides with the expiration of the Designated Period shall be for up to 100% of the Shares outstanding. Shareholders who tender their Shares prior to the end of the Designated Period will not fully benefit from the Downside Hedge, which is designed to be achieved at the end of the specified Designated Period. A 2.00% repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder in the first year of each Designated Period. Repurchases will be made at such times and on such terms as may be determined by the Board, in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. The Fund may choose not to conduct a tender offer or may choose to conduct a tender offer for less than 10% (or 100% as applicable) of its outstanding Shares. Investors may not have access to the money invested in the Fund for an indefinite time. No Share repurchases occurred during the period ended June 30, 2026.
Note 8 — Fair Value Measurements and Disclosure
ASC Topic 820 — Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:
	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$121,311,927	$—	$—	$121,311,927
Short-Term Investments	2,034,790	—	—	2,034,790
Total Investments	123,346,717	—	—	123,346,717
Purchased Options Contracts	—	16,693,793	—	16,693,793
Total Investments and Options	$123,346,717	$16,693,793	$—	$140,040,510
Liabilities
Written Options Contracts	$743,566	$18,139,524	$—	$18,883,090
Total Written Options Contracts	$743,566	$18,139,524	$—	$18,883,090

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
** The Fund did not hold any Level 3 securities at period end.

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

Note 9 — Derivatives and Hedging Disclosures
ASC Topic 815 — Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2026 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$16,693,793	Written options contracts, at value	$18,883,090
The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2026, are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$166,491	$5,106,105
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(1,623,833)	$(1,895,595)
The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments for the period ended June 30, 2026, are as follows:
Derivative	Quarterly Average	Amount
Options Contracts – Purchased	Average Notional Value	$251,950,317
Options Contracts – Written	Average Notional Value	(152,884,932)
Note 10 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades equity securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity securities. No guarantee or representation is made that the investment program will be successful. Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, trade policies and tariffs, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on the investments. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

FT Vest Total Return Income Fund: Series B4
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

Sector Risk — As of June 30, 2026, a significant portion of the Reference Index is comprised of companies in the information technology sector, although this may change from time to time. This information technology sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. The Fund will not be concentrated in a particular industry or group of industries within this sector. To the extent that the Fund invests a significant percentage of its assets in a sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
Options Risk — An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. There may be times the Fund needs to sell securities in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital and make the Fund less tax-efficient. Options may also involve the use of leverage, which could result in greater price volatility than other securities.
Note 11 — Events Subsequent to the Fiscal Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

FT Vest Total Return Income Fund: Series B4
FUND INFORMATION
June 30, 2026 (Unaudited)

Approval of the Investment Management Agreement and Sub-Advisory Agreement
At a meeting of the Board of Trustees (the “Board” and the members thereof, “Trustees”) held on December 4, 2024 and December 5, 2024 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the investment management agreement (the “Investment Management Agreement”) between First Trust Capital Management L.P. (the “Investment Adviser”) and FT Vest Total Return Income Fund: Series B4 (the “Fund”) and the Fund’s sub-advisory agreement among the Investment Adviser, the Fund and Vest Financial LLC, an affiliate of the Investment Adviser and the Fund’s investment sub-adviser (the “Sub-Adviser” and, together with the Investment Adviser, the “Advisers”) (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Advisory Agreements”).
In advance of the Meeting, the Board requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements and the items described herein are not all-encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Fund. The Independent Trustees also met separately with independent counsel to the Independent Trustees at the Meeting for a full review of the materials. The Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature, extent and quality of the investment advisory services proposed to be provided by the Advisers to the Fund under the Advisory Agreements, including the Sub-Adviser’s selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Advisers to the Fund, including, among other things providing office facilities, equipment and personnel. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel who would provide the investment advisory services and/or administrative services to the Fund. The Board determined that such portfolio managers and key personnel are well-qualified by education, training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including those used by the Investment Adviser to determine the value of the Fund’s investments. Based on their review, the Board concluded that the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreements were satisfactory.
PERFORMANCE
The Board considered the investment experience of the Advisers. The Board noted that the Investment Adviser manages other funds that have similar options-writing strategies, and that the Sub-Adviser acts as the investment sub-adviser to recently launched investment products managed by the Investment Adviser that have similar investment objectives and strategies as the Fund. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.
FEES AND EXPENSES
The Board reviewed the proposed unitary management fee rate (the “Unitary Fee”), the proposed sub-advisory fee and estimated total expense ratio of the Fund, noting that the Investment Adviser pays the Sub-Adviser from the Unitary Fee. The Board compared the Unitary Fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds

FT Vest Total Return Income Fund: Series B4
FUND INFORMATION — Continued
June 30, 2026 (Unaudited)

prepared by an independent third party. The Board noted that the Fund’s proposed Unitary Fee and estimated expenses were comparable to the net fees and expenses of other comparable peer funds and other funds managed by the Investment Adviser. In addition, the Board noted that the Investment Adviser has agreed to pay substantially all operating expenses of the Fund, excluding the Unitary Fee, initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, and litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business, with the Sub-Adviser covering half of such expenses pursuant to the Sub-Advisory Agreement (the “Covered Operational Expenses”). The Board concluded that the proposed Unitary Fee to be paid by the Fund, the sub-advisory fee payable to the Sub-Adviser and the pro-forma total expense ratio were reasonable and satisfactory in light of the services to be provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the Unitary Fee under the Investment Management Agreement and the sub-advisory fee to be paid by the Investment Adviser to the Sub-Adviser under the Sub-Advisory Agreement, neither of which included breakpoints. The Board noted that because the Fund’s assets were expected to remain relatively consistent over the initial three-year period following the initial close of subscriptions in the Fund, during which the Fund would be closed to new investors (the “Designated Period”), the Fund would not benefit from economies of scale during the Designated Period and accordingly it was reasonable for the Unitary Fee to not include breakpoints. The Board considered the Covered Operational Expenses proposed to be paid by the Investment Adviser, and concluded that the advisory fees were reasonable for the services to be provided.
PROFITABILITY OF INVESTMENT ADVISER AND SUB-ADVISER
The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred, including the Covered Operational Expenses, and profits expected to be realized by the Advisers from their relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Advisers’ expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Adviser from its management of the Fund including, without limitation, reputational benefits and the ability to market other investment products offered by the Investment Adviser. The Board noted that (i) the Fund’s placement agent is an affiliate of the Investment Adviser and receives certain compensation in its role as placement agent and for other services related to the Fund, which are paid by the Investment Adviser; and (ii) an affiliate of the Investment Adviser receives management fees for assets held in the Fund by such affiliate’s wealth management clients for services and resources provided by the affiliate to its clients. The Board noted that the Sub-Adviser did not anticipate receiving any ancillary benefits resulting from its association with the Fund, other than potential opportunities to obtain securities trading advantages for its other advisory clients and that the Advisers do not have affiliations with the Fund’s transfer agent, Administrator or custodian, and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the Unitary Fee and sub-advisory fee were reasonable in light of the ancillary benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreements, each for an initial two-year term.

FT Vest Total Return Income Fund: Series B4
FUND INFORMATION — Continued
June 30, 2026 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
FT Vest Total Return Income Fund: Series B4
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999
FT Vest Total Return Income Fund: Series B4 — Class I Shares

FT Vest Total Return Income Fund: Series B4
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

FT Vest Total Return Income Fund: Series B4
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosure specified by Rule 30e-3(c)(1) and (2). Therefore, the Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included as part of the Report to Shareholders filed under Item 1(a) of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to semi-annual reports.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the Registrant's independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FT Vest Total Return Income Fund: Series B4

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	September 4, 2026

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	September 4, 2026

* Print the name and title of each signing officer under his or her signature.